ACQUISITION OF 2734158 ONTARIO INC.	12 Months Ended
Jun. 30, 2020
Acquisition Of 2734158 Ontario Inc.
ACQUISITION OF 2734158 ONTARIO INC.

On May 15, 2020, the Company entered into a subscription agreement to acquire 50.1% ownership interest in 2734158 Ontario Inc. (”273 Ontario”) by subscribing to 501,000 common shares of 273 Ontario for a total consideration of $723,000 (the “Acquisition”). Pursuant to the subscription agreement, the subscription price (the “Subscription Price”) will be paid as follows:

●	payment of $200,000 on May 15, 2020 and issuance of 138,589 common shares;

●	payment of $200,000 on June 15, 2020 and issuance of 138,589 common shares;

●	payment of $200,000 on July 15, 2020 and issuance of 138,589 common shares; and

●	payment of $123,000 on August 15, 2020 and issuance of 85,233 common shares.

The following table summarises the recognized amounts of assets acquired and liabilities assumed at the date of acquisition.

Cash	48,850
Other assets	59,040
Computer equipment	16,337
Furniture and fixture	27,222
Leasehold improvement	46,081
Liabilities assumed	(20,328)
Total identifiable net assets acquired	177,202

The subscription amount payable of $323,000 outstanding to 2734158 Ontario Inc. as at year end was paid subsequent to the year ended June 30, 2020.

The non-controlling interest is calculated as follow.

	$

Consideration		723,000
Ownership		50.1%
Fair value of assets acquired		1,443,114
Consideration		(723,000)
Non-controlling interest		720,114

Licenses allocated from the acquisition has been recognized as follows.

Consideration transferred	723,000
Consideration received by 273 Ontario	(723,000)
Non-controlling interest	720,114
Fair value of identifiable net assets	(177,202)
Fair value of licenses	542,912